SUMMARY OF ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Accumulated Losses							$ 20,163,475	$ 24,012,770
Working Capital	2,873,475		2,873,475		4,626,518		4,626,518	2,873,475
Cash used in operating activities			2,012,535	1,360,612	3,744,055	2,769,217	11,391,097	13,403,632
Cash	3,949,000		3,949,000		5,530,000		5,530,000	3,949,000
Research and development	789,400	801,237	1,527,135	1,222,353	3,302,163	2,243,866	11,057,570	12,584,705
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			13,072,733	11,496,197	12,606,013	9,159,371
Excess Deposit					5,165,000		5,165,000
Therapeutic Agents [Member]
Research and development	$ 789,400	$ 801,237	$ 1,527,135	$ 977,874	$ 3,057,684	$ 1,999,387	$ 10,568,612	$ 12,095,747